Significant Accounting and Reporting Policies - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Adjustments for New Accounting Pronouncement Assets JPY (¥)	Mar. 31, 2012 Adjustments for New Accounting Pronouncement Liabilities JPY (¥)	Mar. 31, 2012 Adjustments for New Accounting Pronouncement Retained Earnings JPY (¥)	Mar. 31, 2012 Investment in operating leases Transportation equipment Year	Mar. 31, 2012 Investment in operating leases Measuring and information-related equipment Year	Mar. 31, 2012 Investment in operating leases Real Estate Year	Mar. 31, 2012 Investment in operating leases Property, Plant and Equipment, Other Types Year	Mar. 31, 2012 Office Facilities USD ($)	Mar. 31, 2012 Office Facilities JPY (¥)	Mar. 31, 2011 Office Facilities JPY (¥)	Mar. 31, 2010 Office Facilities JPY (¥)	Mar. 31, 2012 Office Facilities Buildings and fixtures Year	Mar. 31, 2012 Office Facilities Machinery and equipment Year	Mar. 31, 2012 Other Operating Assets USD ($)	Mar. 31, 2012 Other Operating Assets JPY (¥)	Mar. 31, 2011 Other Operating Assets JPY (¥)	Mar. 31, 2010 Other Operating Assets JPY (¥)	Mar. 31, 2012 Other Operating Assets Property, Plant and Equipment, Other Types Year	Mar. 31, 2012 Other Operating Assets Buildings Year	Mar. 31, 2012 Other Operating Assets Land improvement Year	Mar. 31, 2012 Subsequent Event Adjustments for New Accounting Pronouncement Retained Earnings JPY (¥)	Mar. 31, 2012 Subsequent Event Adjustments for New Accounting Pronouncement Other Assets JPY (¥)
Significant Accounting Policies [Line Items]
A maximum lag period of recognizing the results of subsidiaries and affiliates	3 months	3 months
Estimated average useful lives								7	4	33	7
Increase in additional paid-in capital had such stock splits made prior to October 1, 2001	$ 300,000,000	¥ 24,674,000,000
Depreciation expenses												39,000,000	3,228,000,000	2,857,000,000	3,120,000,000			80,000,000	6,606,000,000	6,857,000,000	6,164,000,000
Accumulated depreciation												480,000,000	39,492,000,000	39,057,000,000				459,000,000	37,765,000,000	34,739,000,000
Estimated useful lives, maximum																62	20					22	50	60
Advance and/or progress payments for development of condominiums for sale	849,000,000	69,816,000,000	96,197,000,000
Finished goods	120,000,000	9,838,000,000	12,213,000,000
Write-down of advance and/or progress payments for development of residential condominiums	49,000,000	4,039,000,000	9,844,000,000	7,115,000,000
Capitalized interest costs related to specific long-term development projects	29,000,000	2,395,000,000	3,646,000,000	2,810,000,000
Advertising expense	72,000,000	5,888,000,000	6,165,000,000	6,870,000,000
Translations of Japanese yen into U.S. dollars, prevailing exchange rate	82.19	82.19
Cumulative effect of adopting new accounting pronouncements					¥ 1,147,000,000,000	¥ 1,169,000,000,000	¥ (22,000,000,000)																		¥ (15,400,000,000)	¥ (22,000,000,000)